Note Employee benefits (Funded Status of the Plan) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 767,539	$ 697,129
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(772,680)	(736,082)	$ (736,140)
Fair value of plan assets at end of year	732,631	665,235	612,283
Funded status at year end	(40,049)	(70,847)	(123,857)
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(44,308)	(42,576)	(40,773)
Fair value of plan assets at end of year	34,908	31,894	32,131
Funded status at year end	$ (9,400)	$ (10,682)	$ (8,642)